Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Corporate Information and Statement of IFRS Compliance [Abstract]
Basis of presentation
These consolidated financial statements include the accounts of the Company and its subsidiaries. The consolidated financial statements also include the combined carve-out financial statements of the Orion Fund II Portfolio described below for all periods prior to the Transactions, as these assets were ultimately under common control before and after the Transactions and there has been no substantive change in operations.
These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value as at the relevant balance sheet date. These consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency. References to “CA$” refer to Canadian dollars.
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the group has control. The Company controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.
The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, income and expenses between the Company and its subsidiaries are eliminated on consolidation.

Non-controlling interests
Non-controlling interests
The Company recognizes any non-controlling interest in an acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the recognized amounts of acquiree’s identifiable net assets.
Non-controlling interests represent an equity interest in a subsidiary owned by a third party. The share of net assets of the subsidiary attributable to the non-controlling interests is presented as a component of equity. Their share of net income or loss and comprehensive income or loss is recognized directly in equity. Changes in the Company’s ownership interest in the subsidiary that do not result in a loss of control are accounted for as equity transactions.

Foreign currency translation
Foreign currency translation
Functional and presentation currency
These consolidated financial statements are expressed in United States dollars, which is the functional currency of the Company and its subsidiaries.
Foreign currency transactions and balances
Foreign currency transactions are translated into the functional currency of the Company, using the exchange rate prevailing at the dates of the applicable transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and the remeasurement of monetary items and available-for-sale securities at the date of the consolidated balance sheets are recognized in net income. Non-monetary items measured at historical cost are translated into the functional currency using the exchange rate at the dates of the applicable transactions.

Financial instruments
Financial instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is an unconditional and legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.
Financial assets and financial liabilities are initially measured at fair value. The fair value is based on quoted market prices, unless the financial instruments are not traded in an active market. In this case, the fair value is determined by using valuation techniques.
Measurement after initial recognition depends on the classification of the financial instrument. The Company has classified its financial instruments in the following categories depending on the purpose for which the instruments were acquired and their characteristics.
Financial assets - Amortized cost
Investments in debt instruments are subsequently measured at amortized cost when the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Investments in debt instruments are subsequently measured at fair value when they do not qualify for measurement at amortized cost. Financial instruments subsequently measured at fair value, including derivatives that are assets, are carried at fair value with changes in fair value recorded in net income unless they are held within a business model whose objective is to hold assets in order to collect contractual cash flows or sell the assets and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, in which case unrealized gains and losses are initially recognized in other comprehensive income or loss for subsequent reclassification to net income or loss through amortization of premiums and discounts, impairment or derecognition.
Financial assets at amortized cost include bank balances and trade receivables.
Financial assets - Fair value through profit or loss
The gold prepay loan was classified as fair value through profit or loss and was measured at fair value at the end of each reporting period, with any change in fair value arising on remeasurement recognized as a component of net income.
Financial liabilities - Amortized cost
This category includes accounts payable and accrued liabilities, deferred payment liability (debt host component) and revolving credit facility, all of which are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition, these financial instruments are measured at amortized cost using the effective interest method.
Financial liabilities - Fair value through profit or loss
This category includes the conversion option embedded in the deferred payment liability (derivative component), which is initially recognized at fair value and carried subsequently at fair value with changes in fair value recognized in the statement of income. The embedded derivative that constitutes the conversion option is recorded at fair value separately from the host contract, as its economic characteristics and risks are not clearly and closely related to those of the host contract.
Impairment of financial assets
At each reporting period, the Company recognizes loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in the credit risk or if a simplified approach has been selected. The Company’s financial assets subject to impairment are its cash balance and trade receivables. The Company uses a simplified approach to always measure loss allowances for its amounts receivable at an amount equal to lifetime ECLs. The Company assumes that there is no significant increase in credit risk for instruments that have a low credit risk.

Cash	Cash Cash includes cash on hand and deposits held with banks.
Gold prepay loan
Gold Prepay Loan (terminated on April 7, 2021)
The predominant feature of the contract was the delivery of the commodity (gold), therefore, the Gold Prepay Loan did not meet the definition of a financial asset and as such, was not explicitly within the scope of IFRS 9 Financial Instruments. However, a “substance-based” accounting model has been applied due to the lack of specific IFRS guidance, and management has assessed that the Gold Prepay Loan was in substance a financing arrangement. As a result, the guidance in IFRS 9 has been applied by analogy. As the payments under the Gold Prepay Loan did not consist of solely payments of principal and interest, the Gold Prepay Loan was accounted as a financial asset at fair value through profit or loss.
Throughout the year and until April 7, 2021 (termination date), deliveries of gold received by the Company were recorded as inventory and as a reduction in the loan balance based on the fair value of the gold on the delivery date, reflecting partial settlement of the fair value of the loan at each delivery date. The fair value of the Gold Prepay Loan was determined inclusive of interest income.
The current portion of the Gold Prepay Loan was determined at each reporting date based on the fair value of the gold required to be delivered in the following year.

Inventories
Inventories
Inventories are mainly comprised of gold and silver bullion that have not yet been sold. Inventories are valued at the lower of cost and net realizable value. Cost is determined on a weighted average basis. Cost of gold deliveries from the Gold Prepay Loan is based on the fair value of the gold on the delivery date.

Royalty, stream and other interests
Royalty, stream and other interests
Royalty, stream and other interests comprise acquired royalty interests and stream metal purchase agreements in producing, development and exploration and evaluation stage properties and are recorded at cost and capitalized as tangible assets with finite lives. Producing interests are those that generate revenue from steady-state operations for the Company. Development assets are interests on projects which are not yet producing, but where in management’s view, the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Exploration and evaluation assets represent interests on projects where technical feasibility and commercial viability of extracting a mineral resource are not yet demonstrable. Royalty, stream and other interests for producing and development assets are recorded at cost and capitalized in accordance with IAS 16 Property, Plant and Equipment, while exploration and evaluation assets are recorded and capitalized in accordance with IFRS 6 Exploration for and Evaluation of Mineral Resources.
The cost of the asset is comprised of its purchase price, any transaction costs directly attributable to acquiring the asset, and, for qualifying assets, borrowing costs. The purchase price is the aggregate cash amount paid and the fair value of any other non-cash consideration given to acquire the asset.
In subsequent periods, the assets are measured at cost less accumulated depletion and accumulated impairment losses.
Producing royalty, stream and other interests are depleted using the units-of-production method over the life of the property to which the interest relates. The life of the property is estimated using life of mine models specifically associated with the royalty or stream interests which include proven and probable reserves and may include a portion of mineral resources expected to be converted into mineral reserves. Management relies on information available under contracts with the operators and / or public disclosures for information on proven and probable mineral reserves and mineral resources from the operators of the producing royalty, stream and other interests.
On acquisition of a producing or a development royalty or stream interest, an allocation of the acquisition cost is made for the exploration potential based on its fair value. The estimated fair value of this acquired exploration potential is recorded as a non-depletable asset until such time as it is transferred to the depletable category as a result of the conversion of resources or exploration potential into reserves. Updated mineral reserve and resource information obtained from the operators of the properties is used to determine the amount to be transferred to the depletable category.
Acquisition costs of exploration and evaluation royalty, stream and other interests are capitalized and are not depleted until such time as revenue-generating activities begin.
Impairment of non-financial assets
Impairment of non-financial assets
Producing and development royalty, stream and other interests are reviewed for impairment if there is any indication that the carrying amount may not be recoverable. Impairment is assessed at the level of cash-generating units which, in accordance with IAS 36 Impairment of Assets, are identified as the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows from other assets. This is usually at the individual royalty, stream and other interest level for each property from which cash or metal deliveries are generated.
An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of fair value less costs of disposal (“FVLCD”) and value-in-use (“VIU”). The future cash-flow expected is derived using estimates of proven and probable reserves, a portion of mineral resources that is expected to be converted into mineral reserves and information regarding the mineral properties that could affect the future recoverability of the Company’s interests.
Discount factors are determined individually for each asset and reflect their respective risk profiles. In certain circumstances, the Company may use a market approach in determining the recoverable amount which may include an estimate of the net present value of estimated future cash flows. Impairment losses are charged to the mineral interest. Assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the conditions that gave rise to the recognition of an impairment loss are subsequently reversed and the asset’s recoverable amount exceeds its carrying amount. Impairment losses can be reversed only to the extent that the recoverable amount does not exceed the carrying value that would have been determined had no impairment been recognized previously.
Interests classified as exploration and evaluation are assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of FVLCD and VIU. An interest that has previously been classified as exploration and evaluation is also assessed for impairment before reclassification to either advanced or producing, and the impairment loss, if any, is recognized in net income.

Income taxes
Income taxes
Income tax expense comprises current and deferred income tax. Current and deferred income taxes are recognized as a component of net income except to the extent that they relate to items recognized directly in equity or as a component of the other comprehensive income.
Current income tax is the expected tax payable on the taxable income for the year, using tax laws enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income taxes	The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. However, the deferred income tax is not accounted for, if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates (and laws) that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred income tax assets and liabilities are presented as non-current and are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. Income tax expense comprises current and deferred income tax. Current and deferred income taxes are recognized as a component of net income except to the extent that they relate to items recognized directly in equity or as a component of the other comprehensive income.

Common shares	Common sharesCommon shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from the proceeds in equity in the period where the transaction occurs. In the context of the RTO Transaction (Note 10), the shares issued to the parent upon said reverse take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements and correspond to the parent’s net investment at the time of the RTO Transaction due to the use of the continuity of interest method of accounting.
Warrants	WarrantsCommon share purchase warrants are classified as equity. Incremental costs directly attributable to the issuance of common share purchase warrants are recognized as a deduction from the proceeds in equity in the period where the transaction occurs. Upon exercise, the original consideration is reallocated from warrants to common shares.
Revenue recognition
Revenue recognition
Revenue relating to the sale of metals is recognized when control of the metal is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. In determining whether the Company has satisfied the performance obligation, it considers the indicators of the transfer of control, which include, but are not limited to, whether the Company has a present right of payment; the customer has legal title to the asset; the Company has transferred physical possession of the asset to the customer; and the customer has the significant risks and rewards of ownership of the products.
Revenue is measured at fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty or stream interest agreements or agreements with customers. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.Under its royalty and stream arrangements, the Company acquires or receives refined metal from operators of mining properties on which the Company has royalty, stream and other interests. The Company sells the refined metal received under these arrangements to third parties under separate sales contracts. The Company transfers control over the commodity on the date the commodity is delivered to the customer’s metal account, which is the date that title to the commodity and the risks and rewards of ownership transfer to the customer and the customer is able to direct the use of and obtain substantially all of the benefits from the commodity. The transaction price for these sales is fixed at the transaction date based on the spot price for the commodity and payment of the transaction price is due at delivery date when control has been transferred. For royalty and stream arrangements paid in cash, revenue recognition will depend on the related agreement.
Cost of sales	Costs of salesCost of sales represents the purchase price for gold and silver sold that was acquired under the Company’s stream agreements and gold received as non-cash settlement of the Gold Prepay Loan and depletion of royalty, stream and other interests.
Share-based compensation
Share-based compensation
The Company recognizes share-based compensation expense for all options to purchase common shares (“Options”), restricted share units (“RSUs”), performance share units (“PSUs”) and deferred share units (“DSUs”) granted pursuant to the Plans (as such term is defined in Note 16) based on the fair values of the Options, RSUs, PSUs and DSUs at the date of grant. The fair values of share purchase options, RSUs, PSUs and DSUs at the date of grant are expensed over the vesting periods of such securities, with a corresponding increase to contributed surplus.
The fair value of Options is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. Options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. The fair value of RSUs, PSUs and DSUs is the market value of the underlying common shares at the date of grant. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and, in the case of the PSUs the anticipated performance factors, and recognizes the impact of any revisions to this estimate in the consolidated statement of income.
Any consideration paid on exercise of Options is credited to share capital. The contributed surplus resulting from share-based compensation is transferred to share capital when the Options are exercised.

Investment in associates
Investment in associates
An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.
The Company accounts for its investment in associates using the equity method. Under the equity method, the Company’s investment in associates are initially recognized at cost when acquired and subsequently increased or decreased to recognize the Company's share of net income and losses of the associates, after any adjustments necessary to give effect to uniform accounting policies, any other movement in the associates’ reserves, and for impairment losses after the initial recognition date. The Company's share of income and losses of the associates are recognized in net income (loss) during the period. Dividends received from the associates are accounted for as a reduction in the carrying amount of the Company’s investment.
The Company assesses at each reporting date whether there is any objective evidence that its investment in associates are impaired. If impaired, the carrying value of the Company’s share of the underlying assets of associates is written down to its estimated recoverable amount (being the higher of fair value less costs of disposal and value-in-use) and charged to the consolidated statement of income or loss.

Net income (loss) per share
Net income (loss) per share
The net income (loss) per share calculation (“EPS”) is based on the weighted average number of common shares outstanding, including shares deemed to be outstanding in the context of the RTO, for each period. The basic EPS is calculated by dividing the profit or loss attributable to the equity owners of the Company by the weighted average number of common shares outstanding during the period.
The computation of diluted EPS assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the income per share. The treasury stock method is used to determine the dilutive effect of the Options, RSUs, PSUs and DSUs and the if-converted method is used for the Deferred Payment (as herein defined). When the Company reports a loss, the diluted net loss per common share is equal to the basic net loss per common share due to the anti-dilutive effect of the outstanding Options, RSUs, PSUs, DSUs and the Deferred Payment.

Segment reporting
Segment reporting
The operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”) who fulfills the role of the chief operating decision-maker. The CEO is responsible for allocating resources and assessing performance of the Company’s operating segments. The Company manages its business under a single operating segment, consisting of acquiring and managing precious metal and other royalty, stream and other interests.

New standards and interpretations not yet adopted
New standards and interpretations not yet adopted
The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2021. Many of these updates are not expected to have any significant impact on the Company and are therefore not discussed herein.
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
The IASB has published Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) which clarifies the guidance on whether a liability should be classified as either current or non-current.
The amendments:
–clarify that the classification of liabilities as current or non-current should only be based on rights that are in place "at the end of the reporting period";
–clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and
–make clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability.
These amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The extent of the impact of adoption of these amendments has not yet been determined.